Convertible Bonds Payable (Details Textual) - Unsecured overseas convertible corporate bonds [Member] - USD ($) $ in Thousands		12 Months Ended
	Oct. 13, 2010	Dec. 31, 2015	Oct. 13, 2015
Disclosure of convertible bonds payable [Line Items]
Notional amount	$ 800,000		$ 14,500
Convertible bonds, Coupon rate	0.00%
Convertible bonds, Maturity	5 Years
Purchase of convertible bonds, par value		$ 399,700
Purchase amount of convertible bonds		$ 461,015
Redemption price Percentage			115.34%